Shareholder Report, Holdings (Details)	Jun. 30, 2026
INVESTOR CLASS
Holdings [Line Items]
Percent of Net Asset Value	54.45%
INVESTOR CLASS | Spectrum Brands Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.03%
INVESTOR CLASS | United Natural Foods Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
INVESTOR CLASS | Icon Plc Ireland [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.42%
INVESTOR CLASS | Science Applications Intl Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.56%
INVESTOR CLASS | Mplx Lp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
INVESTOR CLASS | Vistra Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.18%
INVESTOR CLASS | Hand R Block Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.15%
INVESTOR CLASS | The J M Smucker Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.71%
INVESTOR CLASS | Hershey Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.21%
INVESTOR CLASS | Pitney Bowes Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.19%
INVESTOR CLASS | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	5.27%
INVESTOR CLASS | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	11.59%
INVESTOR CLASS | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	34.73%
INVESTOR CLASS | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.21%
INVESTOR CLASS | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
INVESTOR CLASS | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.21%
INVESTOR CLASS | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.15%
INVESTOR CLASS | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.52%
INVESTOR CLASS | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.06%
INVESTOR CLASS | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.46%
CLASS C
Holdings [Line Items]
Percent of Net Asset Value	54.45%
CLASS C | Spectrum Brands Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.03%
CLASS C | United Natural Foods Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
CLASS C | Icon Plc Ireland [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.42%
CLASS C | Science Applications Intl Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.56%
CLASS C | Mplx Lp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
CLASS C | Vistra Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.18%
CLASS C | Hand R Block Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.15%
CLASS C | The J M Smucker Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.71%
CLASS C | Hershey Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.21%
CLASS C | Pitney Bowes Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.19%
CLASS C | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	5.27%
CLASS C | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	11.59%
CLASS C | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	34.73%
CLASS C | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.21%
CLASS C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
CLASS C | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.21%
CLASS C | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.15%
CLASS C | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.52%
CLASS C | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.06%
CLASS C | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.46%
INSTITUTIONAL CLASS
Holdings [Line Items]
Percent of Net Asset Value	54.45%
INSTITUTIONAL CLASS | Spectrum Brands Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.03%
INSTITUTIONAL CLASS | United Natural Foods Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
INSTITUTIONAL CLASS | Icon Plc Ireland [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.42%
INSTITUTIONAL CLASS | Science Applications Intl Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.56%
INSTITUTIONAL CLASS | Mplx Lp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
INSTITUTIONAL CLASS | Vistra Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.18%
INSTITUTIONAL CLASS | Hand R Block Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.15%
INSTITUTIONAL CLASS | The J M Smucker Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.71%
INSTITUTIONAL CLASS | Hershey Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.21%
INSTITUTIONAL CLASS | Pitney Bowes Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.19%
INSTITUTIONAL CLASS | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	5.27%
INSTITUTIONAL CLASS | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	11.59%
INSTITUTIONAL CLASS | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	34.73%
INSTITUTIONAL CLASS | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.21%
INSTITUTIONAL CLASS | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
INSTITUTIONAL CLASS | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.21%
INSTITUTIONAL CLASS | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.15%
INSTITUTIONAL CLASS | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.52%
INSTITUTIONAL CLASS | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.06%
INSTITUTIONAL CLASS | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.46%
Class A Shares
Holdings [Line Items]
Percent of Net Asset Value	42.47%
Class A Shares | Fidelity Inv M M Treas Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.88%
Class A Shares | Kimberly Clark Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.32%
Class A Shares | Crown Castle Intl Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.57%
Class A Shares | Humana Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.56%
Class A Shares | Medtronic Plc Ireland [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.12%
Class A Shares | Bio Marin Pharmaceutical [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.57%
Class A Shares | Occidental Petroleum Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.51%
Class A Shares | U S Treasury Note 2033 Nov 15 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.44%
Class A Shares | Newmont Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.34%
Class A Shares | Phillips 66 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.16%
Class A Shares | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	3.16%
Class A Shares | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	2.22%
Class A Shares | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	9.99%
Class A Shares | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.63%
Class A Shares | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.54%
Class A Shares | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.84%
Class A Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.11%
Class A Shares | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	6.16%
Class A Shares | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.21%
Class A Shares | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.32%
Class A Shares | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.02%
Class A Shares | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	10.02%
Class A Shares | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.02%
Class A Shares | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	1.38%
Class A Shares | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.01%
Class A Shares | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.15%
Class A Shares | Options Purchased [Member]
Holdings [Line Items]
Percent of Total Investments	7.54%
Class A Shares | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Class A Shares | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.09%
Class A Shares | Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Total Investments	7.85%
Class A Shares | Structured Notes [Member]
Holdings [Line Items]
Percent of Total Investments	0.01%
Class A Shares | U S Treasury Note Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	5.92%
Class A Shares | Warrant [Member]
Holdings [Line Items]
Percent of Total Investments	0.01%
Institutional Class Shares
Holdings [Line Items]
Percent of Net Asset Value	42.47%
Institutional Class Shares | Fidelity Inv M M Treas Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.88%
Institutional Class Shares | Kimberly Clark Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.32%
Institutional Class Shares | Crown Castle Intl Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.57%
Institutional Class Shares | Humana Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.56%
Institutional Class Shares | Medtronic Plc Ireland [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.12%
Institutional Class Shares | Bio Marin Pharmaceutical [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.57%
Institutional Class Shares | Occidental Petroleum Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.51%
Institutional Class Shares | U S Treasury Note 2033 Nov 15 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.44%
Institutional Class Shares | Newmont Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.34%
Institutional Class Shares | Phillips 66 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.16%
Institutional Class Shares | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	3.16%
Institutional Class Shares | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	2.22%
Institutional Class Shares | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	9.99%
Institutional Class Shares | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.63%
Institutional Class Shares | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.54%
Institutional Class Shares | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.84%
Institutional Class Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.11%
Institutional Class Shares | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	6.16%
Institutional Class Shares | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.21%
Institutional Class Shares | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.32%
Institutional Class Shares | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.02%
Institutional Class Shares | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	10.02%
Institutional Class Shares | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.02%
Institutional Class Shares | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	1.38%
Institutional Class Shares | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.01%
Institutional Class Shares | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.15%
Institutional Class Shares | Options Purchased [Member]
Holdings [Line Items]
Percent of Total Investments	7.54%
Institutional Class Shares | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Institutional Class Shares | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.09%
Institutional Class Shares | Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Total Investments	7.85%
Institutional Class Shares | Structured Notes [Member]
Holdings [Line Items]
Percent of Total Investments	0.01%
Institutional Class Shares | U S Treasury Note Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	5.92%
Institutional Class Shares | Warrant [Member]
Holdings [Line Items]
Percent of Total Investments	0.01%